Retirement Plans - Components of Net Periodic Pension Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Compensation And Retirement Disclosure [Abstract]
Service cost	$ 0	$ 0	$ 0
Interest cost	679	689	604
Expected return on plan assets	1,178	1,090	1,088
Net amortization and deferral	(380)	(326)	(270)
Net periodic pension cost (benefit)	(119)	(75)	(214)
Net loss (gain) recognized in other comprehensive loss	(322)	448	412
Total recognized in net periodic benefit cost and other comprehensive loss (before tax)	$ (441)	$ 373	$ 198